Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Non-current assets
Investment properties	$ 233,360	$ 253,239
Property, plant and equipment	22,323	22,104
Trading properties	5,483	10,344
Intangible assets	17,914	19,289
Other assets	24	294
Investments in associates and joint ventures	31,093	40,322
Deferred income tax assets	400	557
Income tax and MPIT credit	151	644
Restricted assets	3,079	3,180
Trade and other receivables	12,370	12,667
Investments in financial assets	2,888	2,668
Financial assets held for sale	4,178	12,116
Derivative financial instruments	95
Total non-current assets	333,358	377,424
Current assets
Trading properties	366	5,097
Inventories	1,147	980
Restricted assets	4,381	6,604
Income tax and MPIT credit	390	619
Group of assets held for sale	8,045	8,077
Trade and other receivables	22,544	23,260
Investments in financial assets	32,219	39,657
Financial assets held for sale	11,661	6,948
Derivative financial instruments	41	135
Cash and cash equivalents	60,482	58,055
Total current assets	141,276	149,432
TOTAL ASSETS	474,634	526,856
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent (according to corresponding statement)	32,075	61,334
Non-controlling interest	53,744	58,181
TOTAL SHAREHOLDERS' EQUITY	85,819	119,515
Non-current liabilities
Borrowings	267,024	281,659
Deferred income tax liabilities	36,796	41,295
Trade and other payables	1,753	5,624
Provisions	8,013	5,521
Employee benefits	132	171
Derivative financial instruments	1,028	37
Salaries and social security liabilities	110	104
Total non-current liabilities	314,856	334,411
Current liabilities
Trade and other payables	18,561	22,927
Borrowings	45,504	39,804
Provisions	1,723	1,638
Group of liabilities held for sale	5,693	5,045
Salaries and social security liabilities	2,107	2,420
Income tax and MPIT liabilities	346	814
Derivative financial instruments	25	282
Total current liabilities	73,959	72,930
TOTAL LIABILITIES	388,815	407,341
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 474,634	$ 526,856